Pacer US Small Cap Cash Cows 100 ETF
Schedule of Investments
July 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.0%
Aerospace/Defense - 0.2%
National Presto Industries, Inc.	21,652	$1,541,622

Agriculture - 1.1%
Vector Group Ltd.	970,757	10,814,233

Apparel - 2.8%
Fossil Group, Inc. (a)(b)	452,429	2,728,147
Kontoor Brands, Inc. (a)	271,883	9,923,729
Oxford Industries, Inc. (a)	69,838	6,662,545
Urban Outfitters, Inc. (a)(b)	415,952	8,518,697
		27,833,118
Auto Parts & Equipment - 1.2%
American Axle & Manufacturing Holdings, Inc. (b)	1,328,525	11,837,158

Biotechnology - 6.0%
Dynavax Technologies Corp. (a)(b)	971,851	13,975,217
Innoviva, Inc. (a)(b)	1,166,692	16,730,363
Ligand Pharmaceuticals, Inc. (b)	61,454	5,655,612
Vir Biotechnology, Inc. (a)(b)	830,839	23,105,633
		59,466,825
Building Materials - 2.2%
Apogee Enterprises, Inc. (a)	99,636	4,145,854
Boise Cascade Co.	248,609	17,579,142
		21,724,996
Chemicals - 2.0%
AdvanSix, Inc.	162,663	6,391,029
American Vanguard Corp.	149,076	3,489,869
Trinseo PLC	266,629	9,537,320
		19,418,218
Coal - 2.9%
CONSOL Energy, Inc. (b)	192,250	11,788,770
SunCoke Energy, Inc.	600,583	4,444,314
Warrior Met Coal, Inc.	389,799	12,446,282
		28,679,366
Commercial Services - 8.0%
AMN Healthcare Services, Inc. (a)(b)	188,406	21,184,371
CoreCivic, Inc. (b)	690,721	7,439,065
Forrester Research, Inc. (b)	86,762	4,033,565
Heidrick & Struggles International, Inc.	204,608	6,371,493
Korn/Ferry International	308,385	20,202,301
LiveRamp Holdings, Inc. (b)	182,747	4,862,898
Perdoceo Education Corp. (b)	683,902	9,369,458
Strategic Education, Inc. (a)	80,818	5,805,157
		79,268,308
Computers - 1.4%
NetScout Systems, Inc. (b)	389,810	13,869,440

Distribution/Wholesale - 0.7%
G-III Apparel Group Ltd. (a)(b)	327,292	7,229,880

Electrical Components & Equipment - 2.0%
Encore Wire Corp. (a)	142,809	19,774,762

Electronics - 1.2%
Sanmina Corp. (b)	256,816	11,826,377

Energy-Alternate Sources - 0.5%
FutureFuel Corp.	265,734	1,910,628
REX American Resources Corp. (a)(b)	27,357	2,611,499
		4,522,127
Entertainment - 1.5%
Golden Entertainment, Inc. (b)	254,420	11,161,406
Monarch Casino & Resort, Inc. (b)	61,948	3,973,964
		15,135,370
Forest Products & Paper - 1.6%
Sylvamo Corp.	412,830	16,199,449

Healthcare-Products - 0.4%
Meridian Bioscience, Inc. (b)	136,088	4,308,546

Healthcare-Services - 2.3%
Fulgent Genetics, Inc. (a)(b)	386,443	23,089,969

Home Builders - 2.6%
Cavco Industries, Inc. (b)	27,905	7,193,630
Tri Pointe Homes, Inc. (b)	546,771	10,126,199
Winnebago Industries, Inc. (a)	139,713	8,434,474
		25,754,303
Home Furnishings - 1.2%
Ethan Allen Interiors, Inc. (a)	184,136	4,233,287
Sleep Number Corp. (b)	169,358	7,631,271
		11,864,558
Internet - 2.7%
Cars.com, Inc. (b)	496,910	5,843,662
Liquidity Services, Inc. (a)(b)	141,627	2,850,951
Shutterstock, Inc. (a)	132,470	7,484,555
YELP, Inc. (b)	353,180	10,828,499
		27,007,667
Leisure Time - 1.1%
Vista Outdoor, Inc. (a)(b)	362,864	10,922,206

Media - 1.7%
Scholastic Corp.	198,190	9,328,803
Thryv Holdings, Inc. (a)(b)	300,980	7,325,853
		16,654,656
Metal Fabricate/Hardware - 2.8%
Mueller Industries, Inc. (a)	308,679	20,783,357
TimkenSteel Corp. (b)	369,226	7,491,596
		28,274,953
Miscellaneous Manufacturing - 2.2%
Hillenbrand, Inc.	338,963	15,660,091
Sturm Ruger & Co., Inc.	89,216	5,899,854
		21,559,945
Oil & Gas Services - 1.1%
Bristow Group, Inc. (b)	156,910	4,048,278
US Silica Holdings, Inc. (b)	488,310	6,753,327
		10,801,605
Oil & Gas - 1.6%
SM Energy Co.	379,608	15,670,218

Pharmaceuticals - 3.6%
Amphastar Pharmaceuticals, Inc. (b)	158,420	5,923,324
Corcept Therapeutics, Inc. (a)(b)	383,799	10,999,679
Ironwood Pharmaceuticals, Inc. (a)(b)	997,072	11,416,474
USANA Health Sciences, Inc. (b)	69,038	4,806,426
Vanda Pharmaceuticals, Inc. (a)(b)	274,766	2,961,978
		36,107,881
Retail - 22.0%
Abercrombie & Fitch Co. (a)(b)	317,123	5,647,961
Academy Sports & Outdoors, Inc. (a)	523,964	22,546,171
Asbury Automotive Group, Inc. (a)(b)	104,807	17,989,073
Bloomin' Brands, Inc. (a)	849,930	17,330,073
Chico's FAS, Inc. (a)(b)	2,273,247	11,411,700
Chuy's Holdings, Inc. (b)	103,558	2,302,094
Conn's, Inc. (a)(b)	454,699	4,283,265
Dave & Buster's Entertainment, Inc. (a)(b)	283,131	10,577,774
Group 1 Automotive, Inc. (a)	106,399	18,824,111
Haverty Furniture Cos., Inc. (a)	103,276	2,822,533
La-Z-Boy, Inc. (a)	293,736	8,186,422
MarineMax, Inc. (a)(b)	312,668	12,769,361
Movado Group, Inc. (a)	162,756	5,530,449
Shoe Carnival, Inc. (a)	133,647	2,914,841
Signet Jewelers Ltd. (a)	311,209	18,971,301
Sonic Automotive, Inc. - Class A (a)	451,590	18,899,042
The Buckle, Inc. (a)	326,686	9,865,917
The Children's Place, Inc. (a)(b)	301,763	13,078,408
The ODP Corp. (b)	250,502	9,093,223
Zumiez, Inc. (b)	229,054	5,955,404
		218,999,123
Semiconductors - 6.0%
Alpha & Omega Semiconductor Ltd. (b)	130,968	5,501,966
Axcelis Technologies, Inc. (b)	120,319	8,462,035
COHU, Inc. (a)(b)	143,603	4,104,174
Kulicke & Soffa Industries, Inc. (a)	341,678	16,441,545
MaxLinear, Inc. (a)(b)	263,489	10,647,590
Rambus, Inc. (b)	390,785	9,879,045
SMART Global Holdings, Inc. (a)(b)	257,108	5,044,459
		60,080,814
Software - 3.7%
Consensus Cloud Solutions, Inc. (b)	233,445	12,613,033
Loyalty Ventures, Inc. (b)	1,526,561	4,503,355
Progress Software Corp. (a)	171,785	8,067,024
Xperi Holding Corp.	683,973	11,463,387
		36,646,799
Telecommunications - 0.8%
Extreme Networks, Inc. (b)	618,396	8,088,620

Transportation - 6.0%
ArcBest Corp.	125,072	11,081,379
Atlas Air Worldwide Holdings, Inc. (a)(b)	294,775	22,317,415
Dorian LPG Ltd.	280,955	4,528,995
Matson, Inc. (a)	240,383	22,035,910
		59,963,699
TOTAL COMMON STOCKS (Cost $975,415,964)		964,936,811

REAL ESTATE INVESTMENT TRUSTS - 2.9%
PennyMac Mortgage Investment Trust (a)	1,217,320	18,698,035
Tanger Factory Outlet Centers, Inc. (a)	632,733	10,294,566
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $25,975,115)		28,992,601

SHORT-TERM INVESTMENTS - 0.1%	Principal Amount
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account 1.600% (c)	$1,318,238	1,318,238
TOTAL SHORT-TERM INVESTMENTS (Cost $1,318,238)		1,318,238

INVESTMENTS PURCAHSED WITH PROCEEDS FROM SECURITIES LENDNING - 26.1%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 2.020% (c)	260,050,476	260,050,476
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $260,050,476)		260,050,476

Total Investments (Cost $1,262,759,793) - 126.2%		1,255,298,126
Liabilities in Excess of Other Assets - (26.2)%		(260,815,173)
TOTAL NET ASSETS - 100.0%		$994,482,954

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of July 31, 2022. The total value of securities on loan is $254,686,915 or 25.6% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2022.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 964,936,811	$ -	$ -	$ -	$ 964,936,811
REITs	28,992,601	-	-	-	28,992,601
Short-Term Investments	1,318,238	-	-	-	1,318,238
Investments Purchased with Proceeds from Securities Lending	-	-	-	260,050,476	260,050,476
Total Investments in Securities	$ 995,247,650	$ -	$ -	$ 260,050,476	$ 1,255,298,126
^ See the Schedules of Investments for further disaggregation of investment categories.

For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.